Document and Entity Information	Oct. 20, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	WEWORK INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	575 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	389-3922
Entity Information, Former Legal or Registered Name	BowX Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001813756
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2400 Sand Hill Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
Class A common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Security Exchange Name	NYSE